Defiance Daily Target 2X Short ASTS ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 245.3%
Money Market Funds - 105.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	68,643	$68,643

U.S. Treasury Bills - 139.7%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	91,000	90,782

TOTAL SHORT-TERM INVESTMENTS (Cost $159,403)		159,425

TOTAL INVESTMENTS - 245.3% (Cost $159,403)		$159,425
Liabilities in Excess of Other Assets - (145.3)%		(94,444)
TOTAL NET ASSETS - 100.0%		$64,981

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short ASTS ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 92.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AST SpaceMobile, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (25.00%)	Termination(a)	09/08/2028	$(25,243)	$9,478
AST SpaceMobile, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(b)	03/07/2028	(33,501)	5,581
AST SpaceMobile, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (15.01%)	Termination(b)	05/30/2033	(23,592)	23,208

AST SpaceMobile, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00%)	Termination(c)	02/05/2029	(23,592)	(216)
AST SpaceMobile, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (7.50%)	Termination(d)	03/31/2033	(23,592)	22,169
							60,220

Net Unrealized Appreciation (Depreciation)							60,220

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.